INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 12. INCOME TAXES

The current and deferred amounts of income tax expense (benefit) were as follows:

	2011	2010	2009
Current	$(135,372)	$1,017,309	$385,325
Deferred	461,598	(880,983)	(233,732)
Change in valuation allowance	(7,795)	—	(106,042)
Income tax expense	$318,431	$136,326	$45,551

The differences between the income tax expense recognized and the amount computed by applying the statutory federal income tax rate to the earnings before income taxes, less noncontrolling interest, for the years ended December 31, 2011, 2010 and 2009 are included in the following table.

	2011	2010	2009
Tax on pretax income, less noncontrolling interest, at statutory rates	$614,963	$423,870	$415,586
State income taxes, net of federal effect	90,996	59,589	51,726
Tax-exempt interest income	(410,944)	(374,066)	(421,346)
Non-deductible interest disallowance	52,973	63,762	86,624
Increase in cash surrender value life insurance	(194,553)	(195,140)	(189,593)
Non-deductible business entertainment	84,077	75,023	70,415
Stock based employee compensation	96,911	100,552	55,080
Other, net	(15,992)	(17,264)	(22,941)
Income tax expense	$318,431	$136,326	$45,551

The net deferred tax asset included with other assets into the accompanying consolidated balance sheets includes the following amounts of deferred tax assets and liabilities at December 31:
	2011	2010	2009
Deferred tax assets:
Allowance for loan losses	$2,322,653	$3,399,659	$2,247,654
State net operating loss carryforwards	199,887	194,490	194,490
Credit carryforwards	450,226	—	117,091
Other real estate	12,702	50,772	50,772
Investment securities	218,871	168,575	147,466
Compensation	278,436	244,987	206,792
Core deposit intangible	299,537	217,594	—
Other	200,600	53,303	249,379
Total deferred tax asset	3,982,912	4,329,380	3,213,644
Less valuation allowance	(186,695)	(194,490)	(194,490)
Deferred tax asset	3,796,217	4,134,890	3,019,154
Deferred tax liabilities:
Premises and equipment	(487,317)	(347,898)	(193,532)
Prepaid expenses	(99,402)	(32,558)	(43,304)
Other	—	(91,133)	—
Unrealized gain on securities available for sale	(870,620)	(514,394)	(548,924)
Total deferred tax liability	(1,457,339)	(985,983)	(785,760)
Net deferred tax asset	$2,338,878	$3,148,907	$2,233,394

The Company has a state net operating loss carryforward of approximately $3,700,000 resulting in a deferred tax asset of approximately $200,000. A valuation allowance of $187,000 has been recognized on this asset relating to the parent company’s state loss carryforward which is not expected to be realized under current regulations. The remaining state net operating loss carryforward will not expire until 2026. At December 31, 2011, the Company has available alternative minimum tax credit carryforwards for federal tax purposes of approximately $450,000 which may be used indefinitely.